Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.29475%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,580,145.65

Principal:
Principal Collections	$15,572,344.57
Prepayments in Full	$8,621,745.83
Liquidation Proceeds	$311,416.57
Recoveries	$26,828.91
Sub Total	$24,532,335.88
Collections	$26,112,481.53

Purchase Amounts:
Purchase Amounts Related to Principal	$186,152.23
Purchase Amounts Related to Interest	$816.04
Sub Total	$186,968.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,299,449.80

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,299,449.80
Servicing Fee	$459,120.94	$459,120.94	$0.00	$0.00	$25,840,328.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,840,328.86
Interest - Class A-2a Notes	$6,185.36	$6,185.36	$0.00	$0.00	$25,834,143.50
Interest - Class A-2b Notes	$246.37	$246.37	$0.00	$0.00	$25,833,897.13
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$24,977,997.13
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$24,687,936.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,687,936.80
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$24,595,038.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,595,038.97
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$24,530,485.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,530,485.64
Regular Principal Payment	$22,352,065.51	$22,352,065.51	$0.00	$0.00	$2,178,420.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,178,420.13
Residual Released to Depositor	$0.00	$2,178,420.13	$0.00	$0.00	$0.00
Total		$26,299,449.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,352,065.51
Total					$22,352,065.51
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$2,507,579.04	$9.12	$6,185.36	$0.02	$2,513,764.40	$9.14
Class A-2b Notes	$911,846.93	$9.12	$246.37	$0.00	$912,093.30	$9.12
Class A-3 Notes	$18,932,639.54	$59.72	$855,900.00	$2.70	$19,788,539.54	$62.42
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$22,352,065.51	$21.23	$1,309,843.22	$1.24	$23,661,908.73	$22.47

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$2,507,579.04	0.0091185	$0.00	0.0000000
Class A-2b Notes	$911,846.93	0.0091185	$0.00	0.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$298,067,360.46	0.9402756
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$476,029,425.97	0.4522372	$453,677,360.46	0.4310023

Pool Information
Weighted Average APR	3.128%	3.118%
Weighted Average Remaining Term	40.61	39.79
Number of Receivables Outstanding	27,762	27,152
Pool Balance	$550,945,133.26	$525,948,851.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,714,755.28	$479,987,745.54
Pool Factor	0.4743398	0.4528191

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$45,961,105.83
Targeted Overcollateralization Amount	$72,271,490.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,271,490.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$304,622.69
(Recoveries)		55	$26,828.91
Net Loss for Current Collection Period			$277,793.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6051%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0828%
Second Prior Collection Period			-0.0075%
Prior Collection Period			0.2900%
Current Collection Period			0.6191%
Four Month Average (Current and Prior Three Collection Periods)			0.2461%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,384	$6,645,658.90
(Cumulative Recoveries)			$1,003,823.65
Cumulative Net Loss for All Collection Periods			$5,641,835.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4857%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,801.78
Average Net Loss for Receivables that have experienced a Realized Loss			$4,076.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	205	$5,183,964.26
61-90 Days Delinquent	0.12%	22	$608,318.80
91-120 Days Delinquent	0.02%	6	$121,870.53
Over 120 Days Delinquent	0.09%	18	$457,714.51
Total Delinquent Receivables	1.21%	251	$6,371,868.10

Repossession Inventory:
Repossessed in the Current Collection Period		18	$435,481.45
Total Repossessed Inventory		41	$962,736.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2363%
Prior Collection Period			0.2089%
Current Collection Period			0.1694%
Three Month Average			0.2049%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2259%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer